SHAREHOLDERS' EQUITY - Share capital (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
SHAREHOLDERS' EQUITY
Share capital	R$ 9,235,546	R$ 9,235,546
Quantity of ordinary shares	1,361,263,584
Percentage of ordinary shares	100.00%
Maximum authorized increase in number of common shares	780,119,712
SUZB3 common shares quoted (per share)	R$ 60.11	R$ 58.54
Controlling Shareholders
SHAREHOLDERS' EQUITY
Quantity of ordinary shares	622,377,404
Percentage of ordinary shares	45.72%
Managements and related persons
SHAREHOLDERS' EQUITY
Quantity of ordinary shares	33,800,534
Percentage of ordinary shares	2.48%
Alden Fundo de Investimento em Acoes
SHAREHOLDERS' EQUITY
Quantity of ordinary shares	26,154,744
Percentage of ordinary shares	1.92%
Suzano Holding S.A.
SHAREHOLDERS' EQUITY
Quantity of ordinary shares	367,612,329
Percentage of ordinary shares	27.01%
Controller
SHAREHOLDERS' EQUITY
Quantity of ordinary shares	194,809,797
Percentage of ordinary shares	14.31%
Other shareholders
SHAREHOLDERS' EQUITY
Quantity of ordinary shares	726,844,176
Percentage of ordinary shares	53.40%
Share Capital
SHAREHOLDERS' EQUITY
Share capital	R$ 9,269,281
Quantity of ordinary shares	1,361,263,584
Public offering expenses	R$ 33,735
Treasury shares.
SHAREHOLDERS' EQUITY
Quantity of ordinary shares	12,042,004
Percentage of ordinary shares	0.88%